SHARE-BASED COMPENSATION - JD's Share incentive plan - (Details) - JD Employee Awards ¥ in Thousands		12 Months Ended
	Jan. 01, 2019 $ / shares	Dec. 31, 2020 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | ¥			¥ 9,311	¥ 12,896	¥ 15,195
Unrecognized compensation expense | ¥		¥ 12,489	¥ 12,489
Weighted average remaining service period			1 year 5 months 1 day
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at the beginning of the period (in shares) | shares			150,085
Vested (in shares) | shares			(64,525)
Unvested the end of the period (in shares) | shares			85,560	150,085
Expected to vest | shares		85,560	85,560
Weighted-average grant date fair value
Unvested at the beginning of the period (in dollars per share)		¥ 20.93
Vested (in dollars per share)		20.93
Unvested at the ending of the period (in dollars per share)		20.93
Expected to vest (in dollars per share)		¥ 20.93
ASU 2018-07
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary share (per share)	$ 20.93